Shareholders' Equity - Summary of Treasury Shares (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 BRL (R$) shares
Disclosure of treasury shares [line items]
Number of Shares, Repurchased					7,320	7,320
Share Capital, Beginning balance | R$		R$ 1,533
Share Capital, Repurchased | R$						R$ 608
Share Capital, Ending balance	$ 396	R$ 1,533		R$ 1,533
Treasury shares [member]
Disclosure of treasury shares [line items]
Number of Shares,Beginning balance	22,651	22,651	22,651	22,651	15,331	15,331
Number of Shares, Repurchased	0	0	0	0	7,320	7,320
Number of Shares, Ending balance	22,651	22,651	22,651	22,651	22,651	22,651
Share Capital, Beginning balance	$ 396	R$ 1,533	$ 0	R$ 1,533	$ 0	R$ 925
Share Capital, Repurchased	0	0	0		0	608
Share Capital, Ending balance	$ 396	R$ 1,533	$ 396	R$ 1,533	$ 0	R$ 1,533